Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Computer software	3 to 10 years
Computer hardware	5 to 15 years
Furniture and equipment	3 to 5 years

Schedule of property, plant and equipment

	June 30,	June 30,
	2014	2013
Office equipment	$37,079	$35,949
Furniture and fixtures	237,734	229,927
Terminals	87,319	-
Computers and software	1,365,207	1,282,317
Accumulated Depreciation	(1,208,018)	(979,162)
	$519,321	$569,031

Schedule of property, plant and equipment depreciation expense
	June 30,	June 30,
	2014	2013
Depreciation, cost of revenue	$150,107	$107,723
Depreciation, operating	61,716	75,844
Total depreciation expense	$211,823	$183,567

Schedule for computation of basic and diluted earnings per share

	For the years ended
	June 30,
	2014	2013

Net (loss) income from continuing operations	$(565,448)	$262,752
Net result from discontinued operations	(301,280)	-
Net (loss) income	$(866,728)	$262,752

Weighted average number of shares used in computing basic and diluted net (loss) income per share:

Basic	9,402,356	5,313,661
Dilutive effect of stock options	-	19
Diluted	9,402,356	5,313,680

	For the years ended
	June 30,
	2014	2013
Net (loss) income per share
Basic and diluted:
Continuing operations	$(0.060)	$0.049
Discontinued	$(0.032)	$-
Total	$(0.092)	$0.049